Other financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Other financial assets [Text Block]

12. Other financial assets

	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative assets	$14.3	$1.4
Collateral deposit (note 21)	0.6	0.7
Restricted cash	0.4	2.0
	15.3	4.1

Non-current
Investments at fair value through profit or loss	12.1	6.5
Collateral deposit	-	0.6
	12.1	7.1
	$27.4	$11.2